Premises, equipment and computer software (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of premise, equipment, and computer software

	December 31, 2023			December 31, 2022
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,333	—	8,333	8,333	—	8,333
Buildings	198,692	(88,670)	110,022	181,929	(81,184)	100,745
Equipment	26,583	(19,730)	6,853	25,527	(17,764)	7,763
Computer hardware and software in use	164,231	(136,804)	27,427	197,846	(182,353)	15,493
Computer software in development	1,727	—	1,727	13,807	—	13,807
Total	399,566	(245,204)	154,362	427,442	(281,301)	146,141

During the year ended December 31, 2023, the Bank completed the upgrade of its core banking systems and online platforms in Bermuda and Cayman and concurrently decommissioned the legacy systems that were fully depreciated in the amount of $54.8 million. In addition, the Bank inaugurated its new flagship retail banking center in Bermuda which formed part of the multi-year Bermuda Head Office renovation project.

	Year ended
Depreciation charged to operating expenses	December 31, 2023	December 31, 2022	December 31, 2021
Buildings (included in Property expense)	7,334	5,963	6,005
Equipment (included in Property expense)	2,389	2,390	2,323
Computer hardware and software (included in Technology and communication expense)	10,044	10,124	18,902
Total depreciation charged to operating expenses	19,767	18,477	27,230